Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($)
Leases [Abstract]
Area of land (in Square Meters) | m²	879
Bank guarantee	$ 31
ROU assets	524	$ 679
Lease liabilities for operating leases	$ 459	$ 599